Recent Accounting Pronouncements (Details) - CAD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	[1]		$ 29
Right-of-use assets		$ 1,054
Lease liabilities		635
Finance leases		534
Operating leases	[2]	$ 520
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			756
Lease liabilities			756
Finance leases			215
Operating leases			541
Retained earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	[1]		29
Retained earnings [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings			$ 29

[1]	The Company adopted Accounting Standards Update (ASU) 2016-02: Leases and related amendments (Topic 842) in the first quarter of 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. See Note 2 - Recent accounting pronouncements for additional information.
[2]	The Company adopted Accounting Standards Update (ASU) 2016-02: Leases and related amendments (Topic 842) in the first quarter of 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. The Company now includes Operating lease right-of-use assets and Operating lease liabilities on the Consolidated Balance Sheet. See Note 2 - Recent accounting pronouncements for additional information.